Acquisitions (Consideration Paid, Net Assets and Liabilities Acquired) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 14, 2011 Allegiance Community Bank [Member]	Jul. 06, 2010 Pamrapo Bancorp, Inc. [Member]
Business Acquisition [Line Items]
BCB Community Bancorp, Inc. common stock issued	$ 6,167	$ 38,645
Cash paid on fractional shares	1
Consideration paid	6,168
Estimated Identifiable Cash and cash equivalents, at fair value	5,902	22,979
Estimated Identifiable Investment securities, at fair value	34,969	86,770
Estimated Identifiable Loans receivable, at fair value	88,911	412,142
Estimated Identifiable Federal Home Loan Bank of New York stock, at fair value	819	2,878
Estimated Identifiable Property held for sale, at fair value		1,017
Estimated Identifiable Premises and equipment, at fair value	1,618	5,938
Estimated Identifiable Other real estate owned, at fair value		789
Estimated Identifiable Interest Receivable, at fair value	443	1,905
Estimated Identifiable Deferred income taxes, at fair value	1,418	1,820
Estimated Identifiable Other assets, at fair value	1,057	1,264
Estimated Identifiable Deposits, at fair value	(111,365)	(435,810)
Estimated Identifiable Borrowings, at fair value	(15,458)	(43,815)
Estimated Identifiable Other liabilities, at fair value	(984)	(6,650)
Total identifiable net assets	7,330	51,227
Gain on bargain purchase recognized in non-interest income	$ 1,162	$ 12,582